Other Provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Incorporated	$ 3,665,562	$ 7,291,382
Used	(461,968)	(344,749)
Released	(7,192,669)	(114,252)
Conversion effect	(268,862)	(591,717)
Changes	(4,257,937)	6,240,664
Other provisions	3,572,891	7,830,828
Litigation [member]
Statement [Line Items]
Incorporated	493,097	560,355
Used	(461,968)	(344,749)
Released	(129,623)	(102,277)
Conversion effect	(233,759)	(520,393)
Changes	(332,253)	(407,064)
Other provisions	561,378	893,631
Others [member]
Statement [Line Items]
Incorporated	3,172,465	6,731,027
Used	0	0
Released	(7,063,046)	(11,975)
Conversion effect	(35,103)	(71,324)
Changes	(3,925,684)	6,647,728
Other provisions	$ 3,011,513	$ 6,937,197